Other Income	12 Months Ended
Dec. 31, 2024
Disclosure of Other Income [Abstract]
Other Income
8.
OTHER INCOME

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	Years Ended December 31,
	2022	2023	2024
Interest income	$431	$753	$480
Government grants (note i)	1,016	464	301
Other income	—	—	708
Total	$1,447	$1,217	$1,489

Notes:

(i)
Included in the government grants are amounts in thousands of Australian Dollar (“AUD”) AUD 1,353 (equivalent to approximately $908), AUD 635 (equivalent to approximately $408), and AUD 460 (equivalent to approximately $301), representing the unconditional subsidies from the Australian government specifically for supporting the research and development activities carried out in Australia for the years ended December 31, 2022, 2023 and 2024 respectively. The remaining amounts represent government subsidies in relation to the research and development activities in the US and the PRC. All the government grants provide immediate financial support with no future related expenses or other obligations.